INCOME TAXES (Details - Deferred Tax Assets) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Deferred Tax Assets:
Stock based compensation	$ 5,184,240	$ 2,670,914
Accrued compensation	315,122	136,127
Net operating loss carryforward-Federal	640,663	222,754
Net operating loss carryforward-State	118,160	34,918
Other	177	177
Total deferred tax assets:	6,258,362	3,064,890
Deferred Tax Liabilities:
Property and equipment	92,535	66,650
Total deferred tax liabilities:	92,535	66,650
Valuation Allowance	(6,165,827)	(2,998,240)
Net deferred tax assets